Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents	$ 13,519	$ 15,186
USD [Member]
Cash and Cash Equivalents	10,663	10,720
NIS [Member]
Cash and Cash Equivalents	2,756	1,116
Other currencies [Member]
Cash and Cash Equivalents	$ 100	$ 3,350